Exhibit 99.16

j.p. morgan acceptance corporation ii abs-15g

JPM Loan ID	Seller Loan ID	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
304874853	(redacted)	Funded	1	1	1	1	Verified housing payment history - Credit report confirms (redacted) months satisfactory mortgage rating on departing residence.; Low LTV/CLTV/HCLTV - (redacted) LTV < (redacted) Max Allowed.; Verified credit history - Middle Credit Scores (redacted) > (redacted) Minimum Required.; Low DTI - (redacted) DTI < (redacted) Max Allowed.;	TRID 0023 Last Loan Estimate Sent Method Not In Person and No Received Date - Missing evidence of delivery to borrower of the revised LE (redacted). Timing requirement is not satisfied with the US Mailbox Rule applied. - 11/06/2025 Finding is cleared with the attached disclosure tracking.